Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 313	€ 345
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	189	215
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	79	81
Asset management [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 45	€ 49